DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Table [Abstract]
Schedule of Debt Instruments

The Company's debt as of December 31, 2013 and 2012 consisted of the following (in millions):

		Outstanding Balance
		as of December 31,
	Maturity	2013	2012
Senior notes and debentures(a)	2014-2042	$25,003	$26,664
Revolving credit facility	2017	—	—
Commercial paper program	2017	—	—
Capital leases	2016-2042	49	25
Total debt		25,052	26,689
Less: Current maturities		(1,767)	(1,518)
Total long-term debt		$23,285	$25,171

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  The weighted-average effective interest rate for the senior notes and debentures as of December 31, 2013 was 5.880% and includes the effects of interest rate swaps and cross-currency swaps.

Schedule of Senior Notes and Debentures

Notes and debentures issued by TWC as of December 31, 2013 and 2012 consisted of the following (in millions):

	Date of				Outstanding Balance
			Interest		as of December 31,
	Issuance	Maturity	Payment	Principal	2013	2012
6.200% notes	June 2008	July 2013	Jan/July	$1,500	$—	$1,516
8.250% notes	Nov 2008	Feb 2014	Feb/Aug	750	752	768
7.500% notes	Mar 2009	Apr 2014	Apr/Oct	1,000	1,006	1,031
3.500% notes	Dec 2009	Feb 2015	Feb/Aug	500	512	523
5.850% notes	Apr 2007	May 2017	May/Nov	2,000	2,111	2,167
6.750% notes	June 2008	July 2018	Jan/July	2,000	1,975	2,034
8.750% notes	Nov 2008	Feb 2019	Feb/Aug	1,250	1,240	1,238
8.250% notes	Mar 2009	Apr 2019	Apr/Oct	2,000	1,969	1,992
5.000% notes	Dec 2009	Feb 2020	Feb/Aug	1,500	1,481	1,478
4.125% notes	Nov 2010	Feb 2021	Feb/Aug	700	697	697
4.000% notes	Sep 2011	Sep 2021	Mar/Sep	1,000	993	992
5.750% notes(a)	May 2011	June 2031	June	1,035	1,032	1,012
6.550% debentures	Apr 2007	May 2037	May/Nov	1,500	1,493	1,492
7.300% debentures	June 2008	July 2038	Jan/July	1,500	1,496	1,496
6.750% debentures	June 2009	June 2039	June/Dec	1,500	1,463	1,462
5.875% debentures	Nov 2010	Nov 2040	May/Nov	1,200	1,179	1,178
5.500% debentures	Sep 2011	Sep 2041	Mar/Sep	1,250	1,230	1,229
5.250% notes(b)	June 2012	July 2042	July	1,076	1,066	1,046
4.500% debentures	Aug 2012	Sep 2042	Mar/Sep	1,250	1,243	1,243
Total(c)					$22,938	$24,594

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  Outstanding balance amounts include £623 million valued at $1.032 billion as of December 31, 2013 and £623 million valued at $1.012 billion as of December 31, 2012 using the exchange rate at each date.
  Outstanding balance amounts include £644 million valued at $1.066 billion as of December 31, 2013 and £643 million valued at $1.046 billion as of December 31, 2012 using the exchange rate at each date.
  Outstanding balance amounts as of December 31, 2013 and 2012 include the estimated fair value of interest rate swap assets of $85 million and $294 million, respectively, and exclude an unamortized discount of $158 million and $173 million, respectively.

Debentures issued by TWCE as of December 31, 2013 and 2012 consisted of the following (in millions):

	Date of				Outstanding Balance
			Interest		as of December 31,
	Issuance	Maturity	Payment	Principal	2013	2012
8.375% debentures	Mar 1993	Mar 2023	Mar/Sept	$1,000	$1,024	$1,027
8.375% debentures	July 1993	July 2033	Jan/July	1,000	1,041	1,043
Total(a)					$2,065	$2,070

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  Outstanding balance amounts as of December 31, 2013 and 2012 include an unamortized fair value adjustment of $65 million and $70 million, respectively, primarily consisting of the fair value adjustment recognized as a result of the 2001 merger of America Online, Inc. (now known as AOL Inc.) and Time Warner Inc. (now known as Historic TW Inc.). The fair value adjustment is amortized over the term of the related debt instrument as a reduction to interest expense.